Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005540 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000005540 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000005540 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000005540 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005540 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005540 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005540 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005540 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000005540 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000005540 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005540 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005540 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005540 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005540 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005540 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005540 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005540 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193179 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000193179 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000193179 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000193179 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000193179 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193179 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193179 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193179 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000193179 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000193179 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000193179 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000193179 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000193179 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193179 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193179 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193179 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193179 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	3.60%